Common Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Common Stock	Common Stock
As of December 31, 2023 and 2022, the Company was authorized to issue 300,000,000 shares of its common stock with $0.00001 par value per share. Each share of the Company’s common stock is entitled to one vote. In connection with the IPO in June 2021, all outstanding shares of redeemable convertible preferred stock were converted into 30,761,676 shares of common stock. The IPO closed on June 29, 2021, pursuant to which the Company issued and sold 14,000,000 shares of its common stock at a public offering price of $17.00 per share.
On June 29, 2021, the underwriters also exercised their option to purchase an additional 2,100,000 shares of common stock at the IPO price, less the underwriting discounts and commissions. The closing of the offering of the additional shares occurred on July 2, 2021. The Company issued and sold 2,100,000 shares of its common stock at a public offering price of $17.00 per share.
Shares Reserved for Future Issuance
As of December 31, 2023 and 2022, the Company reserved common stock for future issuances as follows:

	December 31, 2023	December 31, 2022
Outstanding stock option awards	5,376,373	7,755,303
Shares available for future stock option grants	10,798,817	5,382,907
ESPP shares available for future grants	1,253,729	754,951
Total shares reserved for future issuance	17,428,919	13,893,161
Founders’ and Investor’s Restricted Common Stock
In March 2020, the Board approved and in April 2020, the Company issued 6,081,413 shares of its common stock to its founders and 2,467,104 shares of its common stock to its investor at the purchase price of $0.00002 per share. As of December 31, 2020, the investor’s shares were fully vested and a portion of the shares issued were subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.
The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date. The vesting commencement date was the date of the initial closing of the Series A preferred stock financing or June 24, 2020. Pursuant to the restricted stock purchase agreements with each of the founders, the vesting of the founders’ common stock shares could be accelerated upon the occurrence of certain events, including signing of the term sheet for the license with Stanford, a change in control, or if the founder’s service is terminated by the Company without cause. The Company signed the term sheet with Stanford in June 2020, and as a result, an aggregate of 912,212 shares of founders’ common stock vested pursuant to the acceleration terms.
If a founder terminates the service relationship with the Company during the vesting period, the Company may repurchase any unvested restricted common stock at the price per share equal to the lower of (i) the original purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split, or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right, as described below. The repurchase right lapses in 180 days after the termination of the founder’s service or employment. During the vesting term, holders of founders’ common stock awards are deemed to be common stockholders and have the right to receive dividends and voting rights.
The founders’ shares of common stock are also subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.
The Company accounts for shares issued to founders as equity compensation awards and the estimated fair value at the grant date was minimal. During the year ended December 31, 2023, the Company repurchased 152,694 shares of founders' common stock awards. 431,863 and 1,938,430 shares of founders’ common stock awards were unvested and expected to vest in 0.5 years and 1.5 years as of December 31, 2023 and 2022, respectively.
Stanford Adjustment Repurchase Right
Upon the issuance of shares of common stock to Stanford pursuant to the License Agreement, as discussed in Note 5, the Company has a right to repurchase from each founder and an investor a number of shares of common stock equal to the number of shares issued to Stanford multiplied by the applicable number of shares issued to the founder or investor, as applicable, divided by 7,273,848 shares (a fully diluted number of shares of the Company at the end of March 2020, after the founders’ and the investors’ shares were approved by the board of directors). The Stanford Adjustment Repurchase Right may be exercised by the Company within six months following the date of the issuance of the shares of common stock to Stanford. The repurchase price per share is equal to the lower of (i) the purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, etc., or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right.
On May 7, 2021, the Company issued an aggregate of 640,861 shares of the Company’s common stock to Stanford and certain individuals designated by Stanford in consideration for rights granted to the Company under the Company’s exclusive license agreement.
On June 18, 2021, the Company exercised its right to repurchase an aggregate of 624,845 shares from each founder and investor under the Stanford Adjustment Repurchase Right. As of December 31, 2023, the Company has not exercised the right to purchase the remaining 16,016 shares.
The Company accounts for the founders and investors’ shares of restricted common stock as equity share-based awards.
Common Stock
As of December 31, 2023, the Company has authorized two series of common stock, designated Class A common stock and Class B convertible common stock. As of December 31, 2022 and 2023, there were 9,915,013 of Class A common stock issued, and there were 9,629,171 and 9,739,818 of Class A common stock outstanding, respectively. As of December 31, 2022 and 2023, there were 2,744,184 shares of Class B convertible common stock issued and outstanding.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Class B convertible common stockholders are entitled to receive noncumulative dividends at an annual rate of 8%, as may be declared by the board of directors, if any. Class A common stockholders have no dividend rights. Such dividends are not cumulative, and no dividends have been declared or paid by the Company through December 31, 2023.
Class A common stock reserved for future issuance consist of the following:

	December 31,
	2022	2023
Convertible preferred stock	24,927,830	52,947,011
Class B convertible common stock	2,744,184	2,744,184
Class A common stock options granted and outstanding	5,271,961	9,317,290
Class A shares available for issuance under incentive plans	115,306	1,510,254
Class A common stock warrants	470,000	470,000
Preferred stock warrants	814,495	814,495
Warrants
The Company has issued warrants to acquire Class A common stock and Series A convertible preferred stock.
The warrant to purchase 470,000 shares of Class A common stock has an exercise price of $0.21 per share and was issued in December 2020 with an expiration date in February 2024.
The Series A preferred stock warrants have an exercise price of $2.15 per share and were issued in October 2020 with an expiration date in October 2027. The Series A preferred stock warrants shall no longer be exercisable and become null and void on the date of which the Company consummates the sale of its common stock or other securities in the Company’s first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, or in the event of a deemed liquidation event, provided however that if the holder of any such Series A preferred stock warrant has not exercised the warrant prior to the closing of any such transaction, such Series A preferred stock warrant shall automatically be deemed to be exercised in full pursuant to the net exercise features of such Series A preferred stock warrants immediately prior to the closing of the applicable transaction, without any further action required on the part of the holder thereof.
No warrants were exercised for any of the periods presented.